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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fountainhead Partners, L.P.
          ----------------------------
Address:  2201 E. Lamar, Ste. 260
          ----------------------------
          Arlington, TX 76006
          ----------------------------

From 13F File Number: 28-10642
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   L. Scott Rand
        ----------------------------------------
Title:  Chief Investment Officer
        ----------------------------------------
Phone:  817-649-2100
        ----------------------------------------

Signature, Place, and Date of Signing:


     L. Scott Rand            Arlington, TX            October 21, 2005
     -------------            -------------            ----------------
      [Signature]                [City]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                            ------------
Form 13F Information Table Entry Total:          29
                                            ------------
Form 13F Information Table Value Total:          118,519
                                            ------------
                                             (thousands)


List of Other Included Managers


Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                COLUMN 2            COLUMN 3     COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                          VALUE        SHRS OR   SH/ PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
 ISSUER                  CLASS               CUSIP       {x$1000}      PRN AMT   PRN CALL DISCRETION   MANAGERS    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Allied Waste
 Industries         SDCV 4.25%  4/2034     019589AD2       1,321     1,500,000   PRN          SOLE        N/A    1,500,000
Atmel Corp          COMMON                 049513104       4,223     2,050,000    SH          SOLE        N/A    2,050,000
Benchmark
 Electronics        COMMON                 08160H101       1,687        56,000    SH          SOLE        N/A       56,000
Blockbuster Inc.    COMMON CL B            093679207         493       110,000    SH          SOLE        N/A      110,000
Brocade Systems     COMMON                 111621108       3,264       800,000    SH          SOLE        N/A      800,000
Brocade Systems     NOTE 2% 1/2007         111621AB4       5,884     6,000,000   PRN          SOLE        N/A    6,000,000
Celestica Inc       COMMON                 15101Q108       4,807       425,000    SH          SOLE        N/A      425,000
Comverse
 Technology         DBCV 1.5% 12/2005      205862AJ4      18,197    18,335,000   PRN          SOLE        N/A   18,335,000
Culp Inc            COMMON                 230215105       4,908     1,048,700    SH          SOLE        N/A    1,048,700
Dollar Tree
 Stores Inc.        COMMON                 256747106       3,031       140,000    SH          SOLE        N/A      140,000
Extreme Networks    NOTE 3.500% 12/2006    30226DAB2       1,464     1,500,000   PRN          SOLE        N/A    1,500,000
Foundry Networks
 Inc                COMMON                 35063R100       8,001       630,000    SH          SOLE        N/A      630,000
Freescale
 Semiconductor
 Inc.               COMMON                 35687M107       4,214       180,000    SH          SOLE        N/A      180,000
Gamestop Corp       COMMON CL B            36466R200      17,253       607,700    SH          SOLE        N/A      607,700
Griffon Corp        NOTE 4% 7/2023         398433AC6       5,954     5,000,000   PRN          SOLE        N/A    5,000,000
Home Depot Inc.     COMMON                 437076102       3,433        90,000    SH          SOLE        N/A       90,000
International
  Rectifier Corp    NOTE 4.25% 7/2007      460254AE5       3,930     4,000,000   PRN          SOLE        N/A    4,000,000
Invitrogen Corp     NOTE 2.25% 12/2006     46185RAD2         998     1,000,000   PRN          SOLE        N/A    1,000,000
Johnson & Johnson   PUT                    478160954         215           850   PRN          SOLE        N/A          850
Mercury
 Interactive
 Corp               NOTE 4.75% 7/2007      589405AB5       1,004     1,004,000   PRN          SOLE        N/A    1,004,000
Meristar
 Hospitality
 Corp               NOTE 9.5% 4/2010       58984YAJ2       1,537     1,200,000   PRN          SOLE        N/A    1,200,000
Novelis Inc.        COMMON                 67000X106         772        36,000    SH          SOLE        N/A       36,000
Pfizer Inc.         CALL                   717081903         385         2,700         CALL   SOLE        N/A        2,700
Pfizer Inc.         PUT                    717081953         371         2,700         PUT    SOLE        N/A        2,700
Quantum Corp        NOTE 4.375% 8/2010     747906AE5       8,843     9,000,000   PRN          SOLE        N/A    9,000,000
RF Micro Devices    NOTE 1.5% 7/2010       749941AE0       3,705     4,000,000   PRN          SOLE        N/A    4,000,000
Sanmina SCI Corp    COMMON                 800907107       1,491       347,500    SH          SOLE        N/A      347,500
Seagate Technology  COMMON                 G7945J104       2,932       185,000    SH          SOLE        N/A      185,000
Wolverine Tube Inc. COMMON                 978093102       4,202       560,300    SH          SOLE        N/A      560,300